SHARE-BASED COMPENSATION - Information Related to Share Options Outstanding (Details)	Dec. 31, 2017 CAD shares year	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	6,697,704	6,000,000	5,300,000
Weighted Average Remaining Contractual Life (years) | year	3.7
Weighted Average Exercise Price (C$/share)	CAD 6.81	CAD 7.79	CAD 8.92
1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	2,800,000
Weighted Average Remaining Contractual Life (years) | year	4.2
Weighted Average Exercise Price (C$/share)	CAD 3.55
5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	2,600,000
Weighted Average Remaining Contractual Life (years) | year	4.4
Weighted Average Exercise Price (C$/share)	CAD 6.28
10.01 - 15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	800,000
Weighted Average Remaining Contractual Life (years) | year	1.3
Weighted Average Exercise Price (C$/share)	CAD 13.17
15.01 - 20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	400,000
Weighted Average Remaining Contractual Life (years) | year	0.5
Weighted Average Exercise Price (C$/share)	CAD 18.37
20.01 - 25.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	100,000
Weighted Average Remaining Contractual Life (years) | year	0.3
Weighted Average Exercise Price (C$/share)	CAD 21.18
Bottom of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	1.01
Bottom of range | 5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.01
Bottom of range | 10.01 - 15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	10.01
Bottom of range | 15.01 - 20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	15.01
Bottom of range | 20.01 - 25.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	20.01
Top of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	5.00
Top of range | 5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	10.00
Top of range | 10.01 - 15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	15.00
Top of range | 15.01 - 20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	20.00
Top of range | 20.01 - 25.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)	CAD 25.00